Cash, Cash Equivalents and Margin Cash (Details) - Schedule of Cash, Cash Equivalents and Margin Cash - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Margin Cash [Abstract]
Cash on hand and at banks		$ 2,239,508	$ 1,830,814
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic) (1)	[1]	2,830,547	2,738,703
Cash and cash equivalents		5,070,055	4,569,517	$ 5,349,833	$ 2,526,431
Margin cash (Restricted cash)		108,007	18,191
Investments in Treasury Bills		59,459	114,270
Margin cash		167,466	132,461
Total		$ 5,237,521	$ 4,701,978

[1]	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.